Inventories, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 3,120	$ 2,758	$ 1,771
Work-in-progress	3,195	3,186	1,115
Finished goods	1,648	1,751	1,320
Total	$ 7,963	$ 7,695	$ 4,206